Company level financial information - condensed statement of cash flow (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Condensed statement of cash flow
Net cash (used in)/from operating activities		¥ 916,320,000	¥ 826,484,000	¥ 1,038,471,000
Net cash used in investing activities		(518,797,000)	462,815,000	(210,915,000)
Net cash from financing activities		3,536,184,000	(117,706,000)	619,858,000
Net increase in cash and cash equivalents		3,933,707,000	1,171,593,000	1,447,414,000
Cash and cash equivalents at beginning of the period/year		2,853,980,000
Effect of movements in exchange rates on cash held		(16,034,000)	(3,831,000)	¥ 10,698,000
Cash and cash equivalents at the end of the period/year	¥ 2,853,980,000	6,771,653,000	2,853,980,000
Parent company
Condensed statement of cash flow
Net cash (used in)/from operating activities	(36,000)	28,366,000
Net cash used in investing activities	(972,092,000)	(3,432,692,000)
Net cash from financing activities	1,127,145,000	4,181,655,000
Net increase in cash and cash equivalents	155,017,000	777,329,000
Cash and cash equivalents at beginning of the period/year	0	153,889,000
Effect of movements in exchange rates on cash held	(1,128,000)	(5,580,000)
Cash and cash equivalents at the end of the period/year	¥ 153,889,000	¥ 925,638,000	¥ 153,889,000